Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of sales	$ 2,577,382	$ 2,035,545
Selling and distribution	464,474	449,593
Administrative expenses	60,367	99,036
Total expenses by function	3,102,223	2,584,174
Cost of raw materials and purchased methanol	2,191,515	1,637,085
Ocean freight and other logistics	399,293	374,717
Employee expenses, including share-based compensation	182,519	243,707
Other expenses	83,593	96,440
Cost of sales and operating expenses	2,856,920	2,351,949
Depreciation and amortization	245,303	232,225
Total expenses by nature	3,102,223	2,584,174
Adjustments for share-based payments	$ (6,289)	$ 78,821